Note 10 - Commitments and Contingencies (Details Textual)	1 Months Ended	12 Months Ended
	Nov. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Apr. 29, 2023 USD ($)
Fines Payable		$ 1,125,000			$ 1,125,000
Charitable Donations Payable		375,000			$ 375,000
Insurance Recoveries	$ 1,400,000
Legal Fees	$ 80,000.00
Revenue, Remaining Performance Obligation, Amount				$ 13,500,000
Contractual Obligation				57,400,000
Contractual Obligation, to be Paid, Year One				10,700,000
Contractual Obligation, to be Paid, Year Two				$ 46,700,000
Payment Guarantee [Member]
Guarantor Obligations, Number of Corporate Guarantees						2
Other Cost and Expense, Operating		2,950,000	$ 500,000
Corporate Payment Guarantee One [Member]
Guarantor Obligations, Current Carrying Value						$ 2,000,000
Corporate Payment Guarantee Two [Member]
Guarantor Obligations, Current Carrying Value		$ 1,500,000				$ 2,000,000